Financial Liabilities - Conditions and statement of liabilities (Details) - EUR (€) € in Thousands	Sep. 30, 2021	Dec. 31, 2020
Financial liabilities
Nominal amount	€ 22,723	€ 24,098
Carrying amount	22,723	24,098
Bank overdrafts	€ 998	910
Secured Bank Loans With Maturity Period 2017 To 22
Financial liabilities
Nominal interest rate (as a percent)	2.95%
Nominal amount	€ 501	968
Carrying amount	€ 501	968
Other bank loans
Financial liabilities
Nominal interest rate (as a percent)	1.00%
Nominal amount		387
Carrying amount		387
Bank overdrafts, one
Financial liabilities
Nominal interest rate (as a percent)	4.75%
Nominal amount	€ 499	498
Carrying amount	€ 499	498
Bank overdrafts, two
Financial liabilities
Nominal interest rate (as a percent)	3.75%
Nominal amount	€ 2,443	628
Carrying amount	€ 2,443	628
Bank overdrafts, three
Financial liabilities
Nominal interest rate (as a percent)	4.50%
Nominal amount	€ 499	412
Carrying amount	499	412
Lease liabilities
Financial liabilities
Nominal amount	18,781	21,205
Carrying amount	€ 18,781	21,205
Minimum | Lease liabilities
Financial liabilities
Nominal interest rate (as a percent)	5.40%
Nominal interest rate at commencement of leases	2.10%
Maximum | Lease liabilities
Financial liabilities
Nominal interest rate (as a percent)	9.10%
Nominal interest rate at commencement of leases	3.50%
Overdraft facility
Financial liabilities
Short-term deposits, pledged as security	€ 2,500	2,500
Second Overdraft facility
Financial liabilities
Short-term deposits, pledged as security	€ 500	€ 500